AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 10, 2018

1933 ACT FILE NO. 002-38679

1940 ACT FILE NO. 811-02064

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 93	[X]

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 93	[X]

Pax World Funds Series Trust I

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Area Code and Telephone Number)

Joseph F. Keefe
Impax Asset Management LLC
30 Penhallow Street, Suite 400
Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth and the State of New Hampshire, on this 10th day of July, 2018.

PAX WORLD FUNDS SERIES TRUST I (Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joseph F. Keefe
Joseph F. Keefe	Trustee, Chief Executive Officer (Principal Executive Officer)	July 10, 2018

/s/ Alicia K. DuBois
Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	July 10, 2018

Adrian P. Anderson*
Adrian P. Anderson	Trustee	July 10, 2018

Anne M. Goggin*
Anne M. Goggin	Trustee	July 10, 2018

D’Anne Hurd*
D’Anne Hurd	Trustee	July 10, 2018

Cynthia Hargadon*
Cynthia Hargadon	Trustee	July 10, 2018

John L. Liechty*
John L. Liechty	Trustee	July 10, 2018

Lindsey B. Martinez*
Lindsey B. Martinez	Trustee	July 10, 2018

Nancy S. Taylor*
Nancy S. Taylor	Trustee	July 10, 2018

*By:	/s/ Maureen Conley
Maureen Conley As Attorney-in-Fact July 10, 2018